Restructuring Activities - Schedule of Severance Cost Recorded by Segment (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Total severance expense	[1]	$ 5,570	$ 2,907
Digital Wallets [Member]
Restructuring Cost and Reserve [Line Items]
Total severance expense		2,185	1,506
Merchant Solutions [Member]
Restructuring Cost and Reserve [Line Items]
Total severance expense		2,239	1,228
Unallocated Corporate Costs [Member]
Restructuring Cost and Reserve [Line Items]
Total severance expense		$ 1,146	$ 173

[1]	As of March 31, 2025 and December 31, 2024, the severance liability was $983 and $417, respectively.